Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
Schedule of changes in number and exercise prices of other equity instruments	SARs and TSARs units outstanding at December 31, 2025 and 2024 are as follows:

	SARs		TSARs

	Number of units	Exercise price USD	Number of units	Exercise price USD
Outstanding at December 31, 2023	402,532	$46.65	2,007,470	$45.10
Granted	83,840	43.13	255,540	42.58
Exercised	(30,557)	37.10	(185,957)	33.49
Cancelled	(2,421)	51.94	(20,893)	50.74
Expired	(87,120)	50.15	(236,062)	50.17
Outstanding at December 31, 2024	366,274	$45.77	1,820,098	$45.21
Granted	75,900	41.37	280,580	40.65
Exercised	—	—	(7,440)	29.27
Cancelled	(5,490)	41.86	(4,920)	49.41
Expired	(87,800)	54.65	(284,900)	55.48
Outstanding at December 31, 2025	348,884	$42.64	1,803,418	$42.93
Deferred, restricted and performance share units outstanding as at December 31, 2025 and 2024 are as follows:

	Number of deferred share units	Number of restricted share units	Number of performance share units
Outstanding at December 31, 2023	157,700	310,854	631,122
Granted	28,159	134,080	234,430
Performance factor impact on redemption[1]	—	—	47,473
Granted in lieu of dividends	2,827	5,468	10,113
Redeemed	(33,892)	(118,135)	(297,331)
Cancelled	—	(16,912)	(24,305)
Outstanding at December 31, 2024	154,794	315,355	601,502
Granted	26,819	140,908	233,579
Performance factor impact on redemption[1]	—	—	79,240
Granted in lieu of dividends	3,617	6,865	12,485
Redeemed	—	(104,837)	(273,313)
Cancelled	—	(17,683)	(19,631)
Outstanding at December 31, 2025	185,230	340,608	633,862
[1]     The number of performance share units that ultimately vest are determined by performance factors as described below. The performance factors impact relates to performance share units redeemed in the quarter ended March 31, 2025 and the quarter ended March 31, 2024.

Schedule of number and weighted average remaining contractual life of SARs and TSARs outstanding and exercisable
Information regarding the SARs and TSARs outstanding as at December 31, 2025 is as follows:

	Units outstanding at December 31, 2025			Units exercisable at December 31, 2025

Range of exercise prices	Weighted average remaining contractual life (years)	Number of units outstanding	Weighted average exercise price	Number of units exercisable	Weighted average exercise price
SARs
$29.27 to $38.79	1.53	90,318	$32.73	90,318	$32.73
$41.37 to $50.49	5.04	232,306	44.81	88,421	47.59
$57.60	0.18	26,260	57.60	26,260	57.60
	3.77	348,884	$42.64	204,999	$42.32
TSARs
$29.27 to $38.79	1.80	623,945	$33.35	598,765	$33.35
$41.37 to $50.49	4.74	916,963	45.25	440,777	47.86
$57.60	0.18	262,510	57.60	262,510	57.60
	3.06	1,803,418	$42.93	1,302,052	$43.15

Schedule of SARs and TSARs outstanding and exercisable by range of exercise prices
Information regarding the SARs and TSARs outstanding as at December 31, 2025 is as follows:

	Units outstanding at December 31, 2025			Units exercisable at December 31, 2025

Range of exercise prices	Weighted average remaining contractual life (years)	Number of units outstanding	Weighted average exercise price	Number of units exercisable	Weighted average exercise price
SARs
$29.27 to $38.79	1.53	90,318	$32.73	90,318	$32.73
$41.37 to $50.49	5.04	232,306	44.81	88,421	47.59
$57.60	0.18	26,260	57.60	26,260	57.60
	3.77	348,884	$42.64	204,999	$42.32
TSARs
$29.27 to $38.79	1.80	623,945	$33.35	598,765	$33.35
$41.37 to $50.49	4.74	916,963	45.25	440,777	47.86
$57.60	0.18	262,510	57.60	262,510	57.60
	3.06	1,803,418	$42.93	1,302,052	$43.15

Schedule of weighted average assumptions of outstanding SARs and TSARs
The fair value of each outstanding SARs and TSARs grant was estimated on December 31, 2025 and 2024 using the Black-Scholes option pricing model with the following weighted average assumptions:

	2025	2024
Risk-free interest rate	3.5%	4.2%
Expected dividend yield	1.9%	1.5%
Expected life of SARs and TSARs (years)	1.7	1.5
Expected volatility	39%	35%
Expected forfeitures	0%	0%
Weighted average fair value (USD per unit)	$7.69	$12.16